Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	36.71
Maximum Aggregate Offering Price	$ 293,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,557.21
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable in respect of the securities identified in the above table for reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock. (2) Represents shares of the Registrant's Common Stock issuable under Amendment No. 1 to the Vishay Intertechnology, Inc. 2023 Long-Term Incentive Plan (the "2023 Plan") that have not been previously registered. (3) Estimated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended, solely for the purpose of computing the registration fee on the basis of the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 15, 2026.